LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
LAND USE RIGHTS, NET
11.	LAND USE RIGHTS, NET

	December 31,
	2022	2021
Altira Macau	$145,922	$146,128
City of Dreams	398,068	398,630
Studio City	651,094	652,014

	1,195,084	1,196,772
Less: accumulated amortization	(524,212)	(502,190)

Land use rights, net	$670,872	$694,582